                          CASH MANAGEMENT PORTFOLIO                            7
                          ------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
===================================================================================================================================
December 31, 1995

-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
      Investments, at Value                                                                                          $2,636,244,326
-----------------------------------------------------------------------------------------------------------------------------------
      Cash                                                                                                                  234,792
-----------------------------------------------------------------------------------------------------------------------------------
      Interest Receivable                                                                                                 9,803,616
-----------------------------------------------------------------------------------------------------------------------------------
      Prepaid Expenses and Other                                                                                             19,395
-----------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                                                    2,646,302,129
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
      Due to Bankers Trust                                                                                                  336,262
-----------------------------------------------------------------------------------------------------------------------------------
      Payable for Securities Purchased                                                                                   30,000,000
-----------------------------------------------------------------------------------------------------------------------------------
      Accrued Expenses and Other                                                                                             33,650
-----------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                                                  30,369,912
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                           $2,615,932,217
===================================================================================================================================
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
      Paid-in Capital                                                                                                $2,615,932,217
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                                        $2,615,932,217
===================================================================================================================================

STATEMENT OF OPERATIONS
===================================================================================================================================
For the year ended December 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
      Interest                                                                                                       $  152,708,666
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
      Advisory                                                                             $3,847,729
-----------------------------------------------------------------------------------------------------------------------------------
      Administration and Services                                                           1,282,576
-----------------------------------------------------------------------------------------------------------------------------------
      Professional                                                                             34,574
-----------------------------------------------------------------------------------------------------------------------------------
      Trustees                                                                                  1,868
-----------------------------------------------------------------------------------------------------------------------------------
      Miscellaneous                                                                            28,778
-----------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                                        5,195,525
-----------------------------------------------------------------------------------------------------------------------------------
      Less: Expenses Absorbed by Bankers Trust                                               (578,251)                    4,617,274
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                   148,091,392
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN FROM SECURITIES TRANSACTIONS                                                                              268,537
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                           $  148,359,929
===================================================================================================================================


                 See Notes to Financial Statements on Page 15

                          CASH MANAGEMENT PORTFOLIO                            8
                          ------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================================================
                                                                                              For the                       For the
                                                                                           year ended                    year ended
                                                                                             December                      December
                                                                                             31, 1995                      31, 1994
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
      Net Investment Income                                                          $    148,091,392              $    107,531,263
-----------------------------------------------------------------------------------------------------------------------------------
      Net Realized Gain (Loss) from Securities Transactions                                   268,537                   (21,679,797)
-----------------------------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets from Operations                                          148,359,929                    85,851,466
-----------------------------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
      Proceeds from Capital Invested                                                   35,062,532,338                29,684,647,236
-----------------------------------------------------------------------------------------------------------------------------------
      Value of Capital Withdrawn                                                      (35,329,985,394)              (28,984,267,374)
-----------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets from Capital Transactions                    (267,453,056)                  700,379,862
-----------------------------------------------------------------------------------------------------------------------------------

CONTRIBUTION OF CAPITAL
-----------------------------------------------------------------------------------------------------------------------------------
      Proceeds Contributed                                                                      -                        18,718,663
-----------------------------------------------------------------------------------------------------------------------------------

      TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (119,093,127)                  804,949,991
===================================================================================================================================

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
      Beginning of Year                                                                 2,735,025,344                 1,930,075,353
-----------------------------------------------------------------------------------------------------------------------------------
      End of Year                                                                    $  2,615,932,217              $  2,735,025,344
===================================================================================================================================


FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the years presented for the Cash Management Portfolio.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            For the year ended December 31,
                                                   --------------------------------------------------------------------------------
                                                   1995                1994               1993             1992             1991
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment
      Income to Average Net Assets                5.77%               4.24%              3.06%            3.52%            5.85%
Ratio of Expenses to
      Average Net Assets                          0.18%               0.18%              0.20%            0.22%            0.25%
Decrease Reflected in Above
      Ratio of Expenses to Average
      Net Assets Due to Absorption
      of Expenses by Bankers Trust                0.02%               0.02%             0.00%+           0.00%+            0.01%
      Net Assets, End of Year
        (000's omitted)                      $2,615,932          $2,735,025         $1,930,075       $1,438,688         $934,402

+ Less than 0.01%


                  See Notes to Financial Statements on Page 15

                          CASH MANAGEMENT PORTFOLIO                            9
                          ------------------------------------------------------



SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

PRINCIPAL
AMOUNT              DESCRIPTION                                                                                          VALUE
==============================================================================================================================
                    CERTIFICATES OF DEPOSIT - 31.07%
------------------------------------------------------------------------------------------------------------------------------
$     5,000,000     Abbey National Bank, 5.76%, 2/1/96                                                            $  4,999,857
------------------------------------------------------------------------------------------------------------------------------
     35,000,000     Bank of America, 5.78%, 1/31/96                                                                 35,000,000
------------------------------------------------------------------------------------------------------------------------------
     13,000,000     Bank of Nova Scotia, 5.77%, 2/1/96                                                              13,000,554
------------------------------------------------------------------------------------------------------------------------------
                    Bank of Tokyo:
     30,000,000     5.90%, 1/16/96                                                                                  30,000,122
     29,000,000     5.90%, 1/22/96                                                                                  29,000,166
------------------------------------------------------------------------------------------------------------------------------
     25,000,000     Bayerische Hypotheka, 5.83%, 1/16/96                                                            25,000,205
------------------------------------------------------------------------------------------------------------------------------
     21,000,000     Bayerische Landesbank, 5.80%, 1/24/96                                                           21,000,021
------------------------------------------------------------------------------------------------------------------------------
     46,000,000     Bayerische Vereinsbank, 5.80%, 1/31/96                                                          46,000,380
------------------------------------------------------------------------------------------------------------------------------
      9,000,000     Credit Suisse, 5.73%, 1/9/96                                                                     8,999,612
------------------------------------------------------------------------------------------------------------------------------
     50,000,000     Deutsche, 5.79%, 1/25/96                                                                        50,000,000
------------------------------------------------------------------------------------------------------------------------------
     28,000,000     Hessen Thuringer, 5.795%, 1/31/96                                                               27,999,505
------------------------------------------------------------------------------------------------------------------------------
     25,000,000     Industrial Bank of Japan, 5.89%, 1/22/96                                                        25,000,143
------------------------------------------------------------------------------------------------------------------------------
                    Kreditbank:
     40,000,000     5.80%, 1/24/96                                                                                  40,000,253
     30,000,000     5.75%, 2/21/96                                                                                  30,000,420
------------------------------------------------------------------------------------------------------------------------------
     26,000,000     Mellon Bank, 5.78%, 2/5/96                                                                      26,000,000
------------------------------------------------------------------------------------------------------------------------------
     25,000,000     Mitsubishi Bank, 6.15%, 1/2/96                                                                  25,000,012
------------------------------------------------------------------------------------------------------------------------------
     28,000,000     Morgan Guaranty, 5.51%, 6/11/96                                                                 28,001,226
------------------------------------------------------------------------------------------------------------------------------
                    National Westminster Bank:
      2,000,000     5.81%, 2/1/96                                                                                    2,000,111
     40,000,000     5.72%, 2/16/96                                                                                  39,999,770
     29,300,000     5.70%, 2/16/96                                                                                  29,302,639
------------------------------------------------------------------------------------------------------------------------------
     25,000,000     Rabobank, 5.76%, 1/31/96                                                                        25,000,206
------------------------------------------------------------------------------------------------------------------------------
                    Sanwa Bank:
     38,000,000     5.91%, 1/31/96                                                                                  38,000,309
     24,000,000     5.86%, 2/9/96                                                                                   23,997,792
------------------------------------------------------------------------------------------------------------------------------
                    Societe Generale:
     25,000,000     5.82%, 1/5/96                                                                                   25,000,000
     39,400,000     5.66%, 3/4/96                                                                                   39,400,559
     30,000,000     5.71%, 3/4/96                                                                                   30,000,988
------------------------------------------------------------------------------------------------------------------------------
                    Sumitomo Bank:
     35,000,000     5.98%, 1/16/96                                                                                  35,000,143
     20,000,000     5.89%, 1/22/96                                                                                  20,000,114
     10,000,000     5.91%, 1/22/96                                                                                  10,000,057
------------------------------------------------------------------------------------------------------------------------------
     30,000,000     Toronto Dominion, 5.64%, 4/2/96                                                                 30,000,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Amortized Cost $812,705,164)                                                                                     $812,705,164
==============================================================================================================================


                 See Notes to Financial Statements on Page 15

                        CASH MANAGEMENT PORTFOLIO                             10
                        --------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995


PRINCIPAL
AMOUNT              DESCRIPTION                                                                                          VALUE
==============================================================================================================================
                    COMMERCIAL PAPER - 39.14%
------------------------------------------------------------------------------------------------------------------------------
$    36,500,000     Abbey National Bank of North America, 5.58%, 3/14/96                                           $36,087,003
------------------------------------------------------------------------------------------------------------------------------
     21,000,000     Asset Securitization, 5.66%, 2/15/96                                                            20,851,425
------------------------------------------------------------------------------------------------------------------------------
     11,500,000     Banco Bilbao Vizcaya, 5.71%, 2/5/96                                                             11,436,159
------------------------------------------------------------------------------------------------------------------------------
     20,000,000     Bank of America, 5.28%, 6/5/96                                                                  19,542,400
------------------------------------------------------------------------------------------------------------------------------
     29,000,000     Bank Brussels Lambert of North America, 5.58%, 4/18/96                                          28,514,540
------------------------------------------------------------------------------------------------------------------------------
     30,500,000     BTR Dunlop, 5.65%, 2/16/96                                                                      30,279,807
------------------------------------------------------------------------------------------------------------------------------
     23,000,000     Caisse des Depots et Consignations, 5.80%, 1/11/96                                              22,962,944
------------------------------------------------------------------------------------------------------------------------------
     15,000,000     Central Hispana, 5.75%, 1/25/96                                                                 14,942,500
------------------------------------------------------------------------------------------------------------------------------
     50,000,000     Commonwealth Bank Australia, 5.41%, 4/2/96                                                      49,308,722
------------------------------------------------------------------------------------------------------------------------------
      7,000,000     Dun & Bradstreet, 5.59%, 3/19/96                                                                 6,915,218
------------------------------------------------------------------------------------------------------------------------------
     25,000,000     Finnish Export Credit, 5.71%, 1/23/96                                                           24,912,764
------------------------------------------------------------------------------------------------------------------------------
                    General Electric Capital:
     20,000,000     5.81%, 1/18/96                                                                                  19,945,128
     25,000,000     5.53%, 4/3/96                                                                                   24,642,854
------------------------------------------------------------------------------------------------------------------------------
     25,700,000     General Electric Capital Services, 5.68%, 2/5/96                                                25,558,079
------------------------------------------------------------------------------------------------------------------------------
     25,000,000     Goldman Sachs, 5.53%, 3/18/96                                                                   24,704,299
------------------------------------------------------------------------------------------------------------------------------
     14,000,000     Hanson Finance, 5.65%, 3/7/96                                                                   13,854,983
------------------------------------------------------------------------------------------------------------------------------
     21,000,000     Hewlett-Packard, 5.63%, 2/15/96                                                                 20,852,213
------------------------------------------------------------------------------------------------------------------------------
                    KFW International Finance:
     35,000,000     5.715%, 1/30/96                                                                                 34,838,869
     30,000,000     5.65%, 3/6/96                                                                                   29,693,958
------------------------------------------------------------------------------------------------------------------------------
                    Kingdom of Sweden:
     20,000,000     5.00%, 1/31/96                                                                                  19,905,000
      6,000,000     5.65%, 2/15/96                                                                                   5,957,625
     25,000,000     5.66%, 2/21/96                                                                                  24,799,542
      1,815,000     5.68%, 2/27/96                                                                                   1,798,677
     25,000,000     5.66%, 2/28/96                                                                                  24,772,028
     25,000,000     5.62%, 3/11/96                                                                                  24,726,806
------------------------------------------------------------------------------------------------------------------------------
     20,300,000     Manitoba Hydro Electric, 5.65%, 2/15/96                                                         20,156,631
------------------------------------------------------------------------------------------------------------------------------
                    McKenna Triangle:
     25,000,000     5.75%, 1/25/96                                                                                  24,904,167
     20,000,000     5.72%, 1/26/96                                                                                  19,920,556
     30,000,000     5.68%, 2/6/96                                                                                   29,829,600
------------------------------------------------------------------------------------------------------------------------------
     25,000,000     Merrill Lynch, 5.72%, 1/31/96                                                                   24,880,833
------------------------------------------------------------------------------------------------------------------------------
                    Morgan Stanley:
     23,500,000     6.00%, 1/5/96                                                                                   23,484,333
     25,000,000     5.77%, 1/25/96                                                                                  24,903,833
     40,000,000     5.70%, 2/9/96                                                                                   39,753,000
==============================================================================================================================


                 See Notes to Financial Statements on Page 15

                        CASH MANAGEMENT PORTFOLIO                             11
                        --------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

PRINCIPAL
AMOUNT              DESCRIPTION                                                                                          VALUE
==============================================================================================================================
$    30,805,000     National Australia Funding, 5.30%, 6/14/96                                                  $   30,056,695
------------------------------------------------------------------------------------------------------------------------------
                    National Rural Utility:
     15,000,000     5.65%, 2/16/96                                                                                  14,891,708
     35,000,000     5.50%, 3/5/96                                                                                   34,657,778
------------------------------------------------------------------------------------------------------------------------------
                    New South Wales Treasury:
     25,000,000     5.70%, 1/24/96                                                                                  24,908,958
     12,000,000     5.56%, 2/9/96                                                                                   11,927,720
------------------------------------------------------------------------------------------------------------------------------
     25,000,000     Philip Morris, 6.20%, 1/2/96                                                                    24,995,694
------------------------------------------------------------------------------------------------------------------------------
     20,000,000     Province of Alberta, 5.75%, 1/26/96                                                             19,920,139
------------------------------------------------------------------------------------------------------------------------------
     70,000,000     Prudential Funding, 6.054%, 1/2/96                                                              70,000,000
------------------------------------------------------------------------------------------------------------------------------
     10,000,000     Receivables Capital, 5.80%, 1/31/96                                                              9,951,667
------------------------------------------------------------------------------------------------------------------------------
     13,000,000     Sheffield, 5.80%, 1/22/96                                                                       12,956,017
------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Amortized Cost $1,023,902,872)                                                                                 $1,023,902,872
==============================================================================================================================
                    EURODOLLAR TIME DEPOSITS - 23.08%
------------------------------------------------------------------------------------------------------------------------------
                    Bank of America:
$    17,000,000     5.76%, 3/27/96                                                                              $   17,000,000
     30,000,000     5.50%, 4/5/96                                                                                   30,000,000
------------------------------------------------------------------------------------------------------------------------------
     35,000,000     Bank of Scotland, 5.813%, 2/13/96                                                               35,000,000
------------------------------------------------------------------------------------------------------------------------------
     50,000,000     Canadian Imperial Bank of Commerce, 6.00%, 1/2/96                                               50,000,000
------------------------------------------------------------------------------------------------------------------------------
     72,791,998     Commerz Bank, 3.50%, 1/2/96                                                                     72,791,998
------------------------------------------------------------------------------------------------------------------------------
                    Dresdner Bank:
    100,000,000     5.938%, 1/2/96                                                                                 100,000,000
     10,000,000     5.75%, 3/4/96                                                                                   10,000,000
------------------------------------------------------------------------------------------------------------------------------
    100,000,000     International Nederlander, 6.00%, 1/2/96                                                       100,000,000
------------------------------------------------------------------------------------------------------------------------------
     14,000,000     Kreditbank, 5.75%, 3/15/96                                                                      14,000,000
------------------------------------------------------------------------------------------------------------------------------
                    Mitsubishi Bank:
     25,000,000     6.25%, 1/19/96                                                                                  25,000,000
     25,000,000     5.906%, 3/5/96                                                                                  25,000,000
------------------------------------------------------------------------------------------------------------------------------
     25,000,000     National Westminster, 5.813%, 1/29/96                                                           25,000,000
------------------------------------------------------------------------------------------------------------------------------
     25,000,000     Nordeutsche Landesbank, 5.75%, 2/29/96                                                          25,000,000
------------------------------------------------------------------------------------------------------------------------------
     75,000,000     Toronto Dominion, 6.00%, 1/2/96                                                                 75,000,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL EURODOLLAR TIME DEPOSITS
(Amortized Cost $603,791,998)                                                                                   $  603,791,998
==============================================================================================================================
                    FLOATING RATE NOTES - 2.86%
------------------------------------------------------------------------------------------------------------------------------
                    Student Loan Marketing Association:
$    50,000,000     Variable Rate Weekly, 5.22%, 11/24/97                                                       $   49,885,005
     25,000,000     Variable Rate Weekly, 5.24%, 9/28/98                                                            24,993,148
------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Amortized Cost $74,878,153)                                                                                    $   74,878,153
==============================================================================================================================

                  See Notes to Financial Statements on Page 15

                        CASH MANAGEMENT PORTFOLIO                             12
                        --------------------------------------------------------



SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995


PRINCIPAL
AMOUNT              DESCRIPTION                                                                                          VALUE
==============================================================================================================================
                    U.S. GOVERNMENT AGENCY NOTES - 0.80%
------------------------------------------------------------------------------------------------------------------------------
                    Federal National Mortgage Association:
$     9,820,000     5.14%, 6/25/96                                                                              $    9,573,234
     11,690,000     5.14%, 6/27/96                                                                                  11,392,905
------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY NOTES
(Amortized Cost $20,966,139)                                                                                    $   20,966,139
==============================================================================================================================
                    REPURCHASE AGREEMENT - 3.82%
------------------------------------------------------------------------------------------------------------------------------
   $100,000,000     Repurchase Agreement with Swiss Bank, dated 12/29/1995, 5.90%,
                    Principal and Interest in the Amount of $100,049,167, due 1/2/96,
                    (Collateralized by Federal Home Loan Mortgage, par value of
                    $25,000,000, 7.61%,
                    due 9/1/04, value of $26,386,331, $25,000,000, 7.88%,
                    due 8/5/04, value of $26,659,471, Federal National Mortgage
                    Association, par value of $970,000, 7.50%
                    due 2/11/02, value of
                    $1,087,494 Federal Home Loan Banks Medium Term Construction
                    Bonds, par value of $15,000,000, 6.05%, due 3/10/99, value of $15,281,575,
                    Federal Farm Credit Banks Construction System-wide Medium-Term
                    Notes, par value of $6,000,000, 5.41%, due 12/7/98, value of $5,974,410,
                    Federal Home Loan Bank Construction Discount Notes, par value of
                    $25,000,000, due 2/22/96, value of $24,828,473 and Federal Home Loan
                    Bank, par value of $4,000,000, 8.00%, due 7/25/96, value of $4,195,761)                     $  100,000,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(Amortized Cost $2,636,244,326)                                                                   100.77%       $2,636,244,326
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                              (0.77)          (20,312,109)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        100.00%       $2,615,932,217
==============================================================================================================================


                  See Notes to Financial Statements on Page 15

                          CASH MANAGEMENT PORTFOLIO                           15
                          ------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990 as an unincorporated trust under the laws of New York, and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Portfolio's investments.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

D. Investment Income

The Portfolio determines its net investment income on each valuation day and allocates all such income as well as any realized gains and losses from security transactions pro rata among the investors in the Portfolio at the time of such determination.

E. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required. The cost of securities in the Portfolio for federal income tax purposes is the same as for financial reporting purposes.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $1,282,576.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at the annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $3,847,729.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.18 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced by $578,251.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such securities to Bankers Trust New York Corporation, the parent of the Adviser, at the same price, also pursuant to a put agreement. As a result of these transactions the Portfolio's Statement of Changes in Net Assets for the year ended December 31, 1994 reflects a realized loss on the sale of these securities and a capital contribution in the amount of $18,718,663.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

                          CASH MANAGEMENT PORTFOLIO                           16
                          ------------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial Interest of the Cash Management Portfolio:

We have audited the accompanying statement of assets and liabilities of the Cash Management Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 13, 1996